Revenue	12 Months Ended
Dec. 31, 2020
Revenue [Abstract]
Revenue
31	Revenue

(i) Revenue streams

The Group generates revenue primarily from the sale of leather and fabric upholstered furniture and home furnishing accessories to its customers. Other sources of revenue include sale of polyurethane foam, sale of leather-by products, sale of Natuzzi Display System and sale of Service Type Warranty.

Therefore, all the Group’s revenue is related to revenue from contracts with customers.

(ii) Disaggregation of revenue from contracts with customers

In the following tables, revenue from contracts with customers are disaggregated by types of goods, primary geographical markets, geographical location of customers, distribution channels, brands and timing of revenue recognition.

Types of goods	2020	2019	2018
Sale of upholstery furniture	280,210	329,162	365,346
Sale of home furnishing accessories	33,325	39,623	41,733
Sale of polyurethane foam	6,848	9,665	14,958
Sale of other goods	7,960	8,512	6,502
Total	328,343	386,962	428,539

The sale of upholstery furniture includes the following categories: stationary furniture (sofas, loveseats and armchairs), sectional furniture, motion furniture, sofa beds and occasional chairs, including recliners and massage chairs.

Geographical markets	2020	2019	2018
Europe, Middle East and Africa	165,025	183,794	212,481
Americas	99,383	137,665	137,452
Asia-Pacific	63,935	65,503	78,606
Total	328,343	386,962	428,539

Geographical location of customers	2020	2019	2018
United States of America	73,676	97,723	94,393
Italy	46,269	48,557	53,261
China	38,339	39,258	47,099
United Kingdom	36,463	39,416	43,501
Spain	13,039	14,846	17,334
Canada	9,233	18,355	17,371
Brazil	8,641	12,120	16,332
Belgium	7,281	7,809	8,682
South Korea	7,151	5,626	8,232
Australia	6,867	8,668	9,903
Germany	5,984	7,234	11,455
France	5,975	8,493	11,179
Japan	5,320	4,829	4,996
Other countries (none greater than 5%)	64,105	74,028	84,801
Total	328,343	386,962	428,539

Distribution channels	2020	2019	2018
Wholesale (distributors and retailers)	274,070	320,263	365,499
Directly operated stores (end consumers)	54,273	66,699	63,040
Total	328,343	386,962	428,539

Brands	2020	2019	2018
Natuzzi Editions	152,452	160,136	167,925
Natuzzi Italia	115,155	135,500	144,953
Private label	45,928	73,149	94,201
Other	14,808	18,177	21,460
Total	328,343	386,962	428,539

Timing of revenue recognition	2020	2019	2018
Goods transferred at a point in time	326,705	385,510	427,493
Goods and services transferred over time	1,638	1,452	1,046
Total	328,343	386,962	428,539

(iii) Contract balances

The following table provides information about receivables and contract liabilities from contracts with customers.

	31/12/20	31/12/19
Trade receivables	33,934	29,187
Trade receivables included in “assets held for sale”	1,304	—
Contract liabilities	24,183	23,103

Reference should be made to note 15 “Trade receivables”, note 7 “Assets held for sale” and note 22 “Contract liabilities (non-current and current)” for details about such contract balances.

(iv) Performance obligations and revenue recognition policies

Revenue is measured based on the consideration specified in the customer contract. The Group recognises revenue when it transfers control over a good or service to a customer at an amount that reflects the consideration to which the Group expects to be entitled in exchange for goods or services. The Group has generally concluded that it is the principal in its revenue arrangements, because it controls the goods or services before transferring them to the customer.

In determining the transaction price for its contracts with customers, the Group considers the effects of variable consideration and the existence of significant financing components.

The Group considers whether there are other promises in the contract that are separate performance obligations to which a portion of the transaction price needs to be allocated. The allocation of the transaction price to the Group’s performance obligations is performed using the relative stand-alone selling price method.

For detailed information about the nature and timing of the satisfaction of performance obligations in contracts with customers, including significant payment terms and related revenue recognition policies, see note 4(t).

The transaction price allocated to the remaining performance obligations (partially unsatisfied) as at December 31, 2020 and 2019 is as follows:

	31/12/20	31/12/19
Sale of the license for Natuzzi trademarks
Within a year	383	383
More than a year	6,343	6,725
Total	6,726	7,108
Sale of Natuzzi Display System
Within a year	1,183	1,416
More than a year	1,430	1,953
Total	2,613	3,369
Sale of Service-Type Warranties
Within a year	266	394
More than a year	260	411
Total	526	805

(v) Variable considerations

If the consideration in a contract includes a variable amount, the Group estimates the amount of consideration to which it will be entitled in exchange for transferring the goods to the customer. The variable consideration is estimated at contract inception and constrained until it is highly probable that a significant revenue reversal in the amount of cumulative revenue recognised will not occur when the associated uncertainty with the variable consideration is subsequently resolved. Some contracts for the sale of furniture provide customers with volume discounts, which give rise to variable consideration.

In particular, the Group provides retrospective volume discounts to certain customers once the quantity of products purchased during the period exceeds a threshold specified in the contract. Discounts are offset against amounts payable by the customer. Accumulated experience is used to estimate and provide for the discounts, using the expected value method. A refund liability is recognised for expected volume discounts payable to customers in relation to sales made until the end of the reporting period.

(vi) Financing components

For information about financing components, reference should be made to note 4(t)(vi).

(vii) Warranty obligations

The Group typically provides warranties for general repairs of defects that existed at the time of sale, as required by law.

Customers who purchase the Group’s upholstered furniture may require a service-type warranty. As disclosed in note 4(t)(v), the Group allocates a portion of the consideration received to the service-type warranty, based on the relative stand-alone selling price. The amount allocated to the service-type warranty is deferred, and is recognised as revenue over the time based on the validity period of such warranty.

These warranties are accounted for under IAS 37. Refer to the accounting policy on warranty provision in note 4(r).

(viii) Cost to obtain a contract

The Group pays sales commission to its agents for each contract that they obtain. For information about the accounting policy elected by the Group on sales commissions, reference should be made to note 4(x).

(ix) Fulfillment costs

The Group accounts for shipping and handling costs related to activities before the customer obtains control of the finished goods as fulfillment costs under the caption “Other assets” of the consolidated statement of financial position. For information about the accounting policy applied by the Group for shipping and handling costs, reference should be made to note 4(v).